CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME OF ERP OPERATING LIMITED PARTNERSHIP (Unaudited) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Comprehensive income:
Net income	$ 935,197	$ 295,983	$ 382,029
Other comprehensive (loss) income - derivative instruments:
Unrealized holding gains (losses) arising during the year	(143,598)	(65,894)	37,676
Accumulated other comprehensive income	4,343	3,338	3,724
Other	0	0	449
Other comprehensive income (loss) - other instruments:
Unrealized holding gains (losses) arising during the period	(355)	(57)	(3,574)
(Gains) realized during the year	0	0	(4,943)
Other comprehensive (loss)	(138,900)	(62,499)	40,480
Comprehensive income	796,297	233,484	422,509
Comprehensive (income) loss attributable to Noncontrolling Interests - Partially Owned Properties	(832)	726	558
Comprehensive income attributable to controlling interests	754,685	221,111	402,753
OPERATING PARTNERSHIP
Comprehensive income:
Net income	935,197	295,983	382,029
Other comprehensive (loss) income - derivative instruments:
Unrealized holding gains (losses) arising during the year	(143,598)	(65,894)	37,676
Accumulated other comprehensive income	(4,343)	(3,338)	(3,724)
Other comprehensive income (loss) - other instruments:
Comprehensive income attributable to controlling interests	$ 795,465	$ 234,210	$ 423,067